First-time Adoption - Reconcilation Of Equity Pursuant To First Time Adoption Of Ifrs (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 01, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	¥ 4,479,992	¥ 4,098,450	¥ 3,798,726	¥ 3,602,805	¥ 3,602,805
Trade accounts and other receivables	2,847,322	2,648,360	2,715,932	2,954,617
Receivables related to financial services	6,500,567	6,621,604	6,783,218	6,657,367
Other financial assets	4,205,732	2,143,602	2,592,893	2,640,392
Inventories		2,533,892	2,454,077	2,731,040
Income tax receivable	294,464	237,609	167,670	84,574
Other current assets		679,804	1,265,247	507,654
Total current assets	21,676,792	18,963,320	19,777,762	19,178,450
Non-current assets
Investments accounted for using the equity method	3,923,054	4,297,564	3,653,102	3,467,242
Receivables related to financial services	11,527,467	10,417,797	10,893,186	10,281,028
Other financial assets	8,071,476	7,901,517	7,928,018	7,769,740
Property, plant and equipment [abstract]
Land	1,341,262	1,318,964	1,289,956	1,359,271
Buildings	4,871,734	4,741,451	4,787,728	4,833,278
Machinery and equipment	12,315,986	11,979,449	12,203,446	11,956,773
Vehicles and equipment on operating leases	5,756,225	5,928,833	6,042,437	6,139,163
Construction in progress	630,262	517,460	536,803	656,067
Total property, plant and equipment, at cost	24,915,468	24,486,156	24,860,372	24,944,551
Less-Accumulated depreciation and impairment losses	(14,129,887)	(13,952,141)	(14,173,115)	(14,260,446)
Total property, plant and equipment, net	10,785,581	10,534,016	10,687,257	10,684,105
Right of use assets	369,909	337,335	273,155	396,830
Intangible assets	1,057,967	1,000,257	950,887	908,737
Deferred tax assets	345,278	326,364	427,691	446,383
Other non-current assets	252,790	194,192	310,411	283,889
Total non-current assets	36,333,523	35,009,043	35,123,708	34,237,955
Total assets	58,010,315	53,972,363	54,901,470	53,416,405
Current liabilities
Trade accounts and other payables	3,563,106	3,498,029	3,438,743	3,856,133
Short-term and current portion of long-term debt	12,031,321	9,906,755	9,969,765	9,701,813
Accrued expenses	1,214,649	1,256,794	1,216,187	1,350,252
Other financial liabilities	817,392	538,740	564,899	475,302
Income taxes payable	405,825	212,276	212,822	321,316
Liabilities for quality assurance	1,437,861	1,552,970	1,601,105	1,769,514
Other current liabilities	1,140,088	1,176,645	1,473,118	1,008,032
Total current liabilities	20,610,241	18,142,209	18,476,639	18,482,362
Non-current liabilities
Long-term debt	11,943,533	11,434,219	11,634,308	11,342,315
Other financial liabilities	331,459	360,588	239,592	189,957
Retirement benefit liabilities	1,056,051	1,022,161	1,029,188	1,002,710
Deferred tax liabilities	999,677	1,198,005	1,445,351	1,227,292
Other non-current liabilities	436,276	476,169	491,872	516,560
Total non-current liabilities	14,766,995	14,491,142	14,840,311	14,278,833
Total liabilities	35,377,237	32,633,351	33,316,950	32,761,195
Shareholders' equity
Common stock	397,050	397,050	397,050	397,050
Additional paid-in capital	504,291	489,334	487,392	487,162
Retained earnings	23,102,819	22,234,061	21,705,505	20,613,776
Other components of equity	701,586	585,549	1,215,840	1,016,035
Treasury stock	(2,901,627)	(3,087,106)	(2,977,254)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity	21,804,119	20,618,888	20,828,533	19,907,100
Non-controlling interests	828,959	720,124	755,987	748,110
Total shareholders' equity	22,633,078	21,339,012	21,584,520	20,655,210	¥ 20,655,210
Total shareholders' equity		21,339,012	21,584,520	20,655,210
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 58,010,315	53,972,363	54,901,470	53,416,405
Previous GAAP [member]
Current assets
Cash and cash equivalents		4,190,518	3,759,240	3,574,704
Trade accounts and other receivables		2,094,894	2,108,870	2,372,734
Other receivables		564,854	592,197	568,156
Receivables related to financial services		6,614,171	6,773,867	6,647,771
Other financial assets		828,220	1,488,530	1,126,352
Marketable securities		678,731	795,154	1,127,160
Inventories		2,434,918	2,433,401	2,656,396
Other current assets		1,236,225	1,299,082	805,964
Total current assets		18,642,531	19,250,341	18,879,237
Non-current assets
Investments accounted for using the equity method		4,123,453	3,495,795	3,313,723
Receivables related to financial services		10,423,858	10,896,215	10,281,118
Other financial assets		7,348,651	7,651,412	7,479,926
Employees receivables		21,484	23,497	21,683
Property, plant and equipment [abstract]
Land		1,346,988	1,317,567	1,386,308
Buildings		4,730,783	4,752,932	4,802,175
Machinery and equipment		11,939,121	12,127,185	11,857,425
Vehicles and equipment on operating leases		5,929,233	6,043,761	6,139,163
Construction in progress		510,963	523,349	651,713
Total property, plant and equipment, at cost		24,457,088	24,764,794	24,836,784
Less-Accumulated depreciation and impairment losses		(13,855,563)	(14,058,592)	(14,151,290)
Total property, plant and equipment, net		10,601,525	10,706,202	10,685,494
Other non-current assets		1,518,934	1,777,672	1,275,768
Total non-current assets		34,037,905	34,550,793	33,057,712
Total assets		52,680,436	53,801,134	51,936,949
Current liabilities
Trade accounts and other payables		2,434,180	2,301,240	2,645,984
Other payables		1,020,270	1,044,419	1,102,802
Short-term and current portion of long-term debt		5,286,026	5,484,398	5,344,973
Current portion of long-term debt		4,574,045	4,485,926	4,254,260
Accrued expenses		2,926,052	2,927,810	3,222,446
Income taxes payable		218,117	212,278	320,998
Other current liabilities		1,443,687	1,675,911	1,335,475
Total current liabilities		17,902,377	18,131,982	18,226,938
Non-current liabilities
Long-term debt		10,692,898	10,934,987	10,550,945
Retirement benefit liabilities		978,626	971,702	963,406
Deferred tax liabilities		1,043,169	1,195,432	1,014,851
Other non-current liabilities		821,515	1,035,377	615,599
Total non-current liabilities		13,536,208	14,137,498	13,144,801
Total liabilities		31,438,585	32,269,480	31,371,739
Mezzanine equity		504,169	499,848	498,073
Shareholders' equity
Common stock		397,050	397,050	397,050
Additional paid-in capital		489,334	487,392	487,162
Retained earnings		23,427,613	23,368,761	21,987,515
Other components of equity		(1,166,273)	(970,426)	(916,650)
Treasury stock		(3,087,106)	(2,977,254)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity		20,060,618	20,305,523	19,348,152
Non-controlling interests		677,064	726,283	718,985
Total shareholders' equity		20,737,682	21,031,806	20,067,137
Total shareholders' equity		21,241,851	21,531,654	20,565,210
Commitments and contingencies
Total liabilities and shareholders' equity		52,680,436	53,801,134	51,936,949
Effect of transition to IFRSs [member]
Current assets
Trade accounts and other receivables		564,854	592,197	568,156
Other receivables		(564,854)	(592,197)	(568,156)
Other financial assets		1,316,339	1,097,037	1,508,812
Marketable securities		(678,731)	(795,154)	(1,127,160)
Income tax receivable		237,333	167,305	84,281
Other current assets		(578,614)	(43,120)	(297,502)
Total current assets		296,327	426,069	168,431
Non-current assets
Investments accounted for using the equity method		81,731	69,290	54,004
Receivables related to financial services		49
Other financial assets		502,296	229,302	238,009
Employees receivables		(21,484)	(23,497)	(21,683)
Property, plant and equipment [abstract]
Land		165	242	1,353
Buildings		(19,860)	(5,600)	(14,489)
Machinery and equipment		(43,092)	(36,405)	(6,097)
Vehicles and equipment on operating leases
Construction in progress		60	60	61
Total property, plant and equipment, at cost		(62,728)	(41,702)	(19,172)
Less-Accumulated depreciation and impairment losses		2,355	859	(8,140)
Total property, plant and equipment, net		(60,373)	(40,843)	(27,313)
Right of use assets		337,442	273,920	27,313
Intangible assets		374,263	332,974	297,394
Deferred tax assets		354,785	455,502	501,872
Other non-current assets		(1,331,576)	(1,470,124)	(991,888)
Total non-current assets		237,133	(173,476)	77,709
Total assets		533,460	252,593	246,140
Current liabilities
Trade accounts and other payables		1,064,224	1,093,618	1,180,657
Other payables		(1,020,270)	(1,044,419)	(1,102,802)
Short-term and current portion of long-term debt		4,611,537	4,522,766	4,254,260
Current portion of long-term debt		(4,574,045)	(4,485,926)	(4,254,260)
Accrued expenses		(1,689,158)	(1,728,374)	(1,870,433)
Other financial liabilities		546,378	571,515	475,409
Liabilities for quality assurance		1,553,816	1,600,254	1,769,275
Other current liabilities		(252,101)	(204,469)	(339,131)
Total current liabilities		240,382	324,967	112,975
Non-current liabilities
Long-term debt		739,633	695,998	498,073
Other financial liabilities		360,588	239,472	189,957
Retirement benefit liabilities		41,356	37,806	37,532
Deferred tax liabilities		1,487	12,093	11,670
Other non-current liabilities		(345,816)	(557,895)	(105,994)
Total non-current liabilities		797,247	427,474	631,238
Total liabilities		1,037,629	752,441	744,213
Mezzanine equity		(504,169)	(499,848)	(498,073)
Shareholders' equity
Total shareholders' equity		(504,169)	(499,848)	(498,073)
Commitments and contingencies
Total liabilities and shareholders' equity		533,460	252,593	246,140
Adjustment of recognition and measurement [Member]
Current assets
Cash and cash equivalents		(92,068)	39,485	28,101
Trade accounts and other receivables		(11,389)	14,865	13,728
Receivables related to financial services		7,433	9,351	9,596
Other financial assets		(958)	7,325	5,228
Inventories		98,974	20,676	74,644
Income tax receivable		275	365	293
Other current assets		22,193	9,285	(807)
Total current assets		24,462	101,352	130,781
Non-current assets
Investments accounted for using the equity method		92,380	88,017	99,516
Receivables related to financial services		(6,109)	(3,028)	(90)
Other financial assets		50,570	47,304	51,806
Property, plant and equipment [abstract]
Land		(28,189)	(27,853)	(28,391)
Buildings		30,528	40,396	45,593
Machinery and equipment		83,419	112,666	105,445
Vehicles and equipment on operating leases		(400)	(1,324)
Construction in progress		6,438	13,394	4,293
Total property, plant and equipment, at cost		91,797	137,280	126,939
Less-Accumulated depreciation and impairment losses		(98,933)	(115,382)	(101,016)
Total property, plant and equipment, net		(7,136)	21,898	25,923
Right of use assets		(107)	(764)	369,517
Intangible assets		625,994	617,913	611,343
Deferred tax assets		(28,420)	(27,811)	(55,489)
Other non-current assets		6,834	2,863	9
Total non-current assets		734,005	746,392	1,102,535
Total assets		758,468	847,744	1,233,316
Current liabilities
Trade accounts and other payables		(375)	43,884	29,492
Short-term and current portion of long-term debt		9,192	(37,399)	102,580
Accrued expenses		19,901	16,751	(1,761)
Other financial liabilities		(7,637)	(6,616)	(107)
Income taxes payable		(5,841)	544	318
Liabilities for quality assurance		(846)	850	239
Other current liabilities		(14,942)	1,677	11,688
Total current liabilities		(549)	19,691	142,449
Non-current liabilities
Long-term debt		1,688	3,324	293,298
Other financial liabilities			121
Retirement benefit liabilities		2,179	19,680	1,771
Deferred tax liabilities		153,349	237,825	200,771
Other non-current liabilities		471	14,389	6,955
Total non-current liabilities		157,687	275,338	502,794
Total liabilities		157,138	295,029	645,244
Shareholders' equity
Retained earnings		(1,193,552)	(1,663,256)	(1,373,738)
Other components of equity		1,751,822	2,186,266	1,932,686
Total Toyota Motor Corporation shareholders' equity		558,270	523,010	558,947
Non-controlling interests		43,060	29,704	29,125
Total shareholders' equity		601,330	552,714	588,072
Total shareholders' equity		601,330	552,714	588,072
Commitments and contingencies
Total liabilities and shareholders' equity		¥ 758,468	¥ 847,744	¥ 1,233,316